SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Option Activity

	2013		2012		2011
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	4,351,487	$15.21	4,483,793	$14.97	3,946,484	$14.82
Granted	5,402,961	4.54	30,336	12.64	787,717	19.29
Exercised	23,932	4.35	125,260	4.36	87,887	5.70
Terminated	4,273	52.79	411	63.57	14,738	168.97
Forfeited	1,659,494	23.76	36,971	20.23	147,783	24.19
Outstanding as of end of year	8,066,749	6.31	4,351,487	15.21	4,483,793	14.97
Options exercisable as of end of year	2,419,180	$9.03	3,553,662	$14.28	2,678,946	$17.23

Schedule of Information about Share Options Outstanding

Outstanding as of December 31, 2013			Exercisable as of December 31, 2013
Range of exercise Prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$2.70-4.95	7,039,294	5.82	$4.49	1,652,333	$4.34
6.00-15.90	306,762	5.11	13.35	270,060	13.60
17.25-20.85	290,581	4.48	17.30	154,073	17.33
21.00-28.20	397,769	3.33	22.75	310,371	23.16
$32.25-48.75	32,343	0.89	$35.87	32,343	$35.87
	8,066,749			2,419,180

Schedule of Intrinsic and Fair Values for Options Exercised
	Year Ended December 31,
	2013	2012	2011
The intrinsic value of options exercised	$42	$927	$845
The original fair value of options exercised	$158	$819	$512

Schedule of Stock-Based Compensation Expense in Statement of Operations
	Year Ended December 31,
	2013	2012	2011
Component of income (loss) before provision for income taxes:
Cost of revenue	$597	$902	$1,120
Research and development, net	527	714	850
Selling, general and administrative	1,658	4,121	6,137
Stock-based compensation expense	$2,782	$5,737	$8,107

Schedule of Fair Value of Options Granted

	2013	2012	2011
Risk-free interest rate	0.77%-1.77%	0.65%-1.04%	0.94%-2.3%
Expected life of options	4.75 years	4.75 years	4.75 years
Expected annual volatility	51.16%-64.52%	51.76%-55.04%	49.42%-54.45%
Expected dividend yield	None	None	None